UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05549

REYNOLDS FUNDS, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management
2580 Kekaa Drive, #115
Lahaina, HI 96761
(Name and address of agent for service)

1-800-773-9665
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: JUNE 30, 2010

Item 1. Schedule of Investments.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 96.3%(a)
COMMON STOCKS - 96.2%(a)
	Aerospace & Defense - 2.0%
5,400	BE Aerospace, Inc.*	$137,322
4,200	The Boeing Co.	263,550
600	Esterline Technologies Corp.*	28,470
2,800	General Dynamics Corp.	163,968
3,100	Goodrich Corp.	205,375
2,100	Hexcel Corp.*	32,571
3,500	Honeywell International Inc.	136,605
1,000	L-3 Communications Holdings, Inc.	70,840
1,300	Lockheed Martin Corp.	96,850
2,600	Northrop Grumman Corp.	141,544
2,300	Raytheon Co.	111,297
2,400	Rockwell Collins, Inc.	127,512
2,700	United Technologies Corp.	175,257
		1,691,161
	Air Freight & Logistics - 0.5%
600	C. H. Robinson Worldwide, Inc.	33,396
1,800	Expeditors International of Washington, Inc.	62,118
2,100	FedEx Corp.	147,231
2,500	United Parcel Service, Inc. Cl B	142,225
		384,970
	Airlines - 2.0%
1,800	Alaska Air Group, Inc.*	80,910
2,300	Allegiant Travel Co.	98,187
18,000	AMR Corp.*	122,040
900	China Eastern Airlines Corporation Ltd. - SP-ADR*	38,610
3,000	China Southern Airlines Company Ltd. - SP-ADR*	62,100
7,500	Continental Airlines, Inc. Cl B*	165,000
12,800	Delta Air Lines, Inc.*	150,400
7,800	GOL Linhas Aereas Inteligentes S.A. - SP-ADR	94,536
4,500	Hawaiian Holdings, Inc.*	23,265
8,000	JetBlue Airways Corp.*	43,920
2,000	Lan Airlines S. A.	37,020
2,800	Ryanair Holdings PLC - SP-ADR*	75,852
29,000	Southwest Airlines Co.	322,190
2,900	Tam SA - SP-ADR	40,455
9,900	UAL Corp.*	203,544
16,900	US Airways Group, Inc.*	145,509
		1,703,538
	Auto Components - 0.3%
7,200	China Automotive Systems, Inc.*	126,720
4,530	The Goodyear Tire & Rubber Co.*	45,028
3,500	Johnson Controls, Inc.	94,045
		265,793
	Automobiles - 0.8%
27,700	Ford Motor Co.*	279,216
1,000	Harley-Davidson, Inc.	22,230
2,000	Honda Motor Co., Ltd. - SP-ADR	57,500
15,000	Tata Motors Ltd. - SP-ADR	257,850
500	Toyota Motor Corp. - SP-ADR	34,285
		651,081
	Beverages - 1.9%
1,800	Anheuser-Busch InBev N.V. - SP-ADR	86,418
4,100	The Boston Beer Company, Inc.*	276,545
4,600	The Coca-Cola Co.	230,552
1,700	Coca-Cola Femsa, S.A.B. de C.V. - SP-ADR	106,403
28,500	Cott Corp.*	165,870
1,700	Diageo PLC - SP-ADR	106,658
5,400	Dr Pepper Snapple Group, Inc.	201,906
1,000	Fomento Economico Mexicano, S.A.B. de C.V. - SP-ADR	43,150
2,500	Hansen Natural Corp.*	97,775
1,000	Molson Coors Brewing Co.	42,360
3,600	PepsiCo, Inc.	219,420
		1,577,057
	Biotechnology - 1.1%
600	Alexion Pharmaceuticals, Inc.*	30,714
2,600	Alkermes, Inc.*	32,370
1,700	Amgen Inc.*	89,420
3,100	Amylin Pharmaceuticals, Inc.*	58,280
2,000	Biogen Idec Inc.*	94,900
1,600	BioMarin Pharmaceutical Inc.*	30,336
2,000	Celera Corp.*	13,100
800	Celgene Corp.*	40,656
24,000	Cell Therapeutics, Inc.*	9,002
4,500	Dendreon Corp.*	145,485
5	Genta, Inc.*	0
600	Genzyme Corp.*	30,462
1,400	Gilead Sciences, Inc.*	47,992
3,700	Human Genome Sciences, Inc.*	83,842
11,500	Incyte Corp.*	127,305
4,000	SciClone Pharmaceuticals, Inc.*	10,640
1,100	Vertex Pharmaceuticals Inc.*	36,190
4,000	Vical Inc.*	12,400
		893,094
	Building Products - 0.3%
1,500	Armstrong World Industries, Inc.*	45,270
11,000	Masco Corp.	118,360
2,100	Owens Corning Inc.*	62,811
		226,441
	Capital Markets - 1.2%
1,100	Affiliated Managers Group, Inc.*	66,847
1,000	Ameriprise Financial, Inc.	36,130
900	Bank of New York Mellon Corp.	22,221
7,030	E*Trade Financial Corp.*	83,095
400	Franklin Resources, Inc.	34,476
2,300	The Goldman Sachs Group, Inc.	301,921
2,300	Jefferies Group, Inc.	48,484
1,000	Legg Mason, Inc.	28,030
1,000	Morgan Stanley	23,210
500	Northern Trust Corp.	23,350
1,200	Piper Jaffray Companies, Inc.*	38,664
1,000	T. Rowe Price Group Inc.	44,390
2,500	Raymond James Financial, Inc.	61,725
3,000	The Charles Schwab Corporation	42,540
1,500	SEI Investments Co.	30,540
1,500	State Street Corp.	50,730
1,400	TD Ameritrade Holding Corp.*	21,420
1,000	Waddell & Reed Financial, Inc.	21,880
		979,653
	Chemicals - 1.4%
2,700	Agrium Inc.	132,138
700	Air Products and Chemicals, Inc.	45,367
1,500	Cytec Industries Inc.	59,985
5,000	The Dow Chemical Co.	118,600
2,700	E.I. du Pont de Nemours and Co.	93,393
700	Eastman Chemical Co.	37,352
3,700	W.R. Grace & Co.*	77,848
2,800	International Flavors & Fragrances Inc.	118,776
600	The Lubrizol Corp.	48,186
1,400	The Mosaic Co.	54,572
1,000	Nalco Holding Co.	20,460
5,600	Olin Corp.	101,304
800	Potash Corporation of Saskatchewan Inc.	68,992
1,300	PPG Industries, Inc.	78,533
1,500	Sigma-Aldrich Corp.	74,745
1,200	The Valspar Corp.	36,144
		1,166,395
	Commercial Banks - 1.4%
1,100	Bank of Hawaii Corp.	53,185
700	Bank of Montreal	37,996
1,100	Barclays PLC	17,479
1,200	BB&T Corp.	31,572
10,600	Fifth Third Bancorp	130,274
1,500	Hudson City Bancorp, Inc.	18,360
17,000	Huntington Bancshares Inc.	94,180
12,200	KeyCorp	93,818
3,100	Marshall & Ilsley Corp.	22,258
1,400	PNC Financial Services Group, Inc.	79,100
7,000	Popular, Inc.*	18,760
11,500	Regions Financial Corp.	75,670
700	Royal Bank of Canada	33,453
5,600	SunTrust Banks, Inc.	130,480
9,000	Synovus Financial Corp.	22,860
1,900	The Toronto-Dominion Bank	123,329
3,300	U.S. Bancorp	73,755
2,600	Wells Fargo & Co.	66,560
4,500	Zions Bancorporation	97,065
		1,220,154
	Commercial Services & Supplies - 0.6%
2,500	Avery Dennison Corp.	80,325
1,000	Corrections Corporation of America*	19,080
1,200	Herman Miller, Inc.	22,644
2,800	RINO International Corp.*	35,028
2,500	Rollins, Inc.	51,725
25,600	The Standard Register Co.	80,384
1,700	Stericycle, Inc.*	111,486
1,000	Sykes Enterprises, Inc.*	14,230
1,900	Waste Management, Inc.	59,451
1,600	Waste Services Inc.*	18,656
		493,009
	Communications Equipment - 2.7%
2,500	Aruba Networks Inc.*	35,600
7,000	Brocade Communications Systems, Inc.*	36,120
18,100	Ciena Corp.*	229,508
13,300	Cisco Systems, Inc.*	283,423
3,000	L.M. Ericsson Telephone Co.	33,060
2,900	F5 Networks, Inc.*	198,853
31,875	Finisar Corp.*	474,938
1,000	Harris Corp.	41,650
3,500	Ituran Location and Control Ltd.	52,465
32,600	JDS Uniphase Corp.*	320,784
6,000	Juniper Networks, Inc.*	136,920
3,500	Motorola, Inc.*	22,820
2,500	NETGEAR, Inc.*	44,600
7,400	Nokia Corp. - SP-ADR	60,310
1,200	Plantronics, Inc.	34,320
800	QUALCOMM, Inc.	26,272
2,000	Research In Motion Ltd.*	98,520
12,400	Sierra Wireless Inc.*	82,460
14,600	Tellabs, Inc.	93,294
		2,305,917
	Computers & Peripherals - 6.3%
15,150	Apple Inc.*	3,810,679
7,400	Dell Inc.*	89,244
4,200	EMC Corp.*	76,860
3,500	Hewlett-Packard Co.	151,480
9,500	Hutchinson Technology Inc.*	41,135
1,800	International Business Machines Corp.	222,264
3,000	Lexmark International, Inc.*	99,090
5,800	NetApp, Inc.*	216,398
2,300	QLogic Corp.*	38,226
6,200	SanDisk Corp.*	260,834
4,900	Seagate Technology*	63,896
2,800	Teradata Corp.*	85,344
5,100	Western Digital Corp.*	153,816
		5,309,266
	Construction & Engineering - 0.4%
4,400	Fluor Corp.	187,000
2,500	Foster Wheeler AG*	52,650
1,200	Jacobs Engineering Group Inc.*	43,728
1,000	The Shaw Group Inc.*	34,220
		317,598
	Consumer Finance - 0.3%
3,600	American Express Co.	142,920
600	Capital One Financial Corp.	24,180
5,100	Discover Financial Services	71,298
		238,398
	Consumer Services - Diversified - 0.1%
1,100	Coinstar, Inc.*	47,267
500	New Oriental Education & Techology Group, Inc. - SP-ADR*	46,595
1,000	Sotheby's	22,870
		116,732
	Containers & Packaging - 0.3%
1,400	Ball Corp.	73,962
22,000	Boise, Inc.*	120,780
2,500	Owens-Illinois, Inc.*	66,125
1,800	Sealed Air Corp.	35,496
		296,363
	Distributors - 0.1%
1,200	Genuine Parts Co.	47,340

	Electric Utilities - 0.1%
1,200	Exelon Corp.	45,564

	Electrical Equipment - 0.7%
2,600	Baldor Electric Co.	93,808
2,000	Emerson Electric Co.	87,380
2,400	Rockwell Automation, Inc.	117,816
1,400	Roper Industries, Inc.	78,344
1,700	A. O. Smith Corp.	81,923
2,700	Thomas & Betts Corp.*	93,690
		552,961
	Electronic Equipment, Instruments & Components - 1.3%
4,700	Agilent Technologies, Inc.*	133,621
3,100	Avnet, Inc.*	74,741
4,500	Brightpoint, Inc.*	31,500
6,200	Corning Inc.	100,130
1,000	Dolby Laboratories Inc.*	62,690
18,500	Flextronics International Ltd.*	103,600
1,600	Hitachi, Ltd.*	58,080
1,200	Itron, Inc.*	74,184
3,800	Jabil Circuit, Inc.	50,540
3,200	Molex Inc.	58,368
2,200	Power-One, Inc.*	14,850
15,600	Sanmina-SCI Corp.*	212,316
900	Tech Data Corp.*	32,058
2,200	Trimble Navigation Ltd.*	61,600
7,600	Vishay Intertechnology, Inc.*	58,824
		1,127,102
	Energy Equipment & Services - 2.1%
1,200	Atwood Oceanics, Inc.*	30,624
2,500	Baker Hughes Inc.	103,925
4,100	Cameron International Corp.*	133,332
11,100	CGG-Veritas - SP-ADR*	197,469
2,800	Diamond Offshore Drilling, Inc.	174,132
1,200	Dresser-Rand Group, Inc.*	37,860
600	Dril-quip, Inc.*	26,412
2,700	Halliburton Co.	66,285
1,600	Helmerich & Payne, Inc.	58,432
1,900	Nabors Industries Ltd.*	33,478
800	National-Oilwell Varco Inc.	26,456
1,600	Noble Corp.	49,456
6,800	Parker Drilling Co.*	26,860
9,000	Rowan Companies, Inc.*	197,460
5,800	Schlumberger Ltd.	320,972
3,000	Smith International, Inc.	112,950
1,000	Tenaris S.A. - SP-ADR	34,610
3,000	Transocean Ltd.*	138,990
2,200	Weatherford International Ltd.*	28,908
		1,798,611
	Financial Services - Diversified - 0.8%
6,400	Bank of America Corp.	91,968
1,200	CBOE Holdings Inc.*	39,060
34,700	Citigroup Inc.*	130,472
600	IntercontinentalExchange Inc.*	67,818
3,700	JPMorgan Chase & Co.	135,457
1,500	The NASDAQ OMX Group, Inc.*	26,670
13,800	NewStar Financial, Inc.*	87,768
2,400	NYSE Euronext	66,312
		645,525
	Food & Staples Retailing - 1.2%
1,000	BJ's Wholesale Club, Inc.*	37,010
7,700	Costco Wholesale Corp.	422,191
2,000	CVS Caremark Corp.	58,640
12,200	The Great Atlantic & Pacific Tea Company, Inc.*	47,580
1,000	The Kroger Co.	19,690
5,500	Rite Aid Corp.*	5,390
1,300	SUPERVALU Inc.	14,092
2,500	Sysco Corp.	71,425
1,200	Walgreen Co.	32,040
2,200	Wal-Mart Stores, Inc.	105,754
5,500	Whole Foods Market, Inc.*	198,110
3,500	Winn-Dixie Stores, Inc.*	33,740
		1,045,662
	Food Products - 1.3%
2,800	Campbell Soup Co.	100,324
500	Del Monte Foods Co.	7,195
7,800	General Mills, Inc.	277,056
3,300	Green Mountain Coffee Roasters, Inc.*	84,810
5,100	The Hain Celestial Group, Inc.*	102,867
1,200	H. J. Heinz Co.	51,864
3,000	The Hershey Co.	143,790
1,200	Kellogg Co.	60,360
1,200	Kraft Foods Inc.	33,600
1,200	Ralcorp Holdings, Inc.*	65,760
9,600	Sara Lee Corp.	135,360
700	The J. M. Smucker Co.	42,154
700	TreeHouse Foods, Inc.*	31,962
		1,137,102
	Health Care Equipment & Supplies - 1.4%
1,100	C. R. Bard, Inc.	85,283
600	Baxter International Inc.	24,384
700	Becton, Dickinson & Co.	47,334
3,800	Cyberonics, Inc.*	89,984
3,100	Delcath Systems Inc.*	19,654
1,200	DENTSPLY International Inc.	35,892
2,000	Edwards Lifesciences Corp.*	112,040
2,300	Hospira, Inc.*	132,135
700	IDEXX Laboratories, Inc.*	42,630
1,000	Kinetic Concepts, Inc.*	36,510
1,000	Medtronic, Inc.	36,270
1,800	ResMed Inc.*	109,458
1,600	Sirona Dental Systems, Inc.*	55,744
500	St. Jude Medical, Inc.*	18,045
2,200	Stryker Corp.	110,132
4,100	Varian Medical Systems, Inc.*	214,348
		1,169,843
	Health Care Providers & Services - 1.9%
1,000	Aetna Inc.	26,380
5,500	AmerisourceBergen Corp.	174,625
2,200	Cardinal Health, Inc.	73,942
900	CIGNA Corp.	27,954
1,400	Community Health Systems Inc.*	47,334
2,300	Coventry Health Care, Inc.*	40,664
2,200	Express Scripts, Inc.*	103,444
10,000	Health Management Associates, Inc.*	77,700
1,900	Health Net Inc.*	46,303
1,200	HEALTHSOUTH Corp.*	22,452
1,800	Humana Inc.*	82,206
600	Lincare Holdings Inc.	19,506
2,100	McKesson Corp.	141,036
1,300	Medco Health Solutions, Inc.*	71,604
4,400	Molina Healthcare Inc.*	126,720
1,900	Patterson Companies Inc.	54,207
700	Quest Diagnostics Inc.	34,839
2,800	Rural/Metro Corp.*	22,792
800	Henry Schein, Inc.*	43,920
24,500	Tenet Healthcare Corp.*	106,330
3,500	UnitedHealth Group Inc.	99,400
800	Universal Health Services, Inc.	30,520
2,400	WellCare Health Plans Inc.*	56,976
2,200	WellPoint Inc.*	107,646
		1,638,500
	Health Care Technology - 0.1%
1,200	Cerner Corp.*	91,068
2,100	Omnicell, Inc.*	24,549
		115,617
	Home Building - 0.7%
4,500	Beazer Homes USA, Inc.*	16,335
10,100	D.R. Horton, Inc.	99,283
2,000	Gafisa S.A. - SP-ADR	24,220
21,500	Hovnanian Enterprises, Inc.*	79,120
4,900	KB Home	53,900
7,400	Lennar Corp.	102,934
2,600	Meritage Homes Corp.*	42,328
8,875	Pulte Group Inc.*	73,485
2,700	The Ryland Group, Inc.	42,714
14,300	Standard Pacific Corp.*	47,619
3,200	Toll Brothers, Inc.*	52,352
		634,290
	Hotels, Restaurants & Leisure - 5.5%
4,000	Boyd Gaming Corp.*	33,960
3,000	Brinker International, Inc.	43,380
700	Buffalo Wild Wings Inc.*	25,606
1,500	Burger King Holdings Inc.	25,260
1,200	California Pizza Kitchen, Inc.*	18,180
12,400	Caribou Coffee Company, Inc.*	117,428
2,000	Carnival Corp.	60,480
3,400	The Cheesecake Factory Inc.*	75,684
1,400	Chipotle Mexican Grill, Inc.*	191,534
2,800	Choice Hotels International, Inc.	84,588
3,900	Cracker Barrel Old Country Store, Inc.	181,584
6,500	Ctrip.com International, Ltd. - SP-ADR*	244,140
3,900	Darden Restaurants, Inc.	151,515
6,200	Denny's Corp.*	16,120
2,300	DineEquity, Inc.*	64,216
8,700	Domino's Pizza, Inc.*	98,310
1,500	Home Inns & Hotels Management, Inc. - SP-ADR*	58,560
2,500	Hyatt Hotels Corp.*	92,725
6,200	International Game Technology	97,340
55,730	Jamba, Inc.*	118,705
23,700	Las Vegas Sands Corp.*	524,718
4,821	Marriott International Inc.	144,341
3,600	McDonald's Corp.	237,132
19,700	MGM Resorts International*	189,908
4,700	P.F. Chang's China Bistro, Inc.	186,355
2,300	Panera Bread Co.*	173,167
1,500	Papa John's International, Inc.*	34,680
500	Peet's Coffee & Tea Inc.*	19,635
4,600	Royal Caribbean Cruises Ltd.*	104,742
26,490	Ruth's Hospitality Group Inc.*	110,728
8,900	Starbucks Corp.	216,270
4,700	Starwood Hotels & Resorts Worldwide, Inc.	194,721
1,000	Tim Hortons, Inc.	32,000
5,000	Wendy's/Arby's Group, Inc.	20,000
5,500	Wyndham Worldwide Corp.	110,770
4,450	Wynn Resorts Ltd.	339,401
4,400	Yum! Brands, Inc.	171,776
		4,609,659
	Household Durables - 1.1%
2,300	Garmin Ltd.	67,114
1,800	Harman International Industries, Inc.*	53,802
1,500	Helen of Troy Ltd.*	33,090
18,100	La-Z-Boy Inc.*	134,483
600	Mohawk Industries, Inc.*	27,456
8,400	Newell Rubbermaid Inc.	122,976
2,200	Sony Corp. - SP-ADR	58,696
2,830	Stanley Black & Decker Inc.	142,972
3,000	Tempur-Pedic International Inc.*	92,250
2,700	Tupperware Brands Corp.	107,595
700	Whirlpool Corp.	61,474
		901,908
	Household Products - 0.7%
2,600	The Clorox Co.	161,616
2,300	Colgate-Palmolive Co.	181,148
2,700	Kimberly-Clark Corp.	163,701
1,400	The Procter & Gamble Co.	83,972
800	WD-40 Co.	26,720
		617,157
	Independent Power Producers & Energy Traders - 0.1%
1,800	Constellation Energy Group Inc.	58,050

	Industrial Conglomerates - 0.7%
1,700	3M Co.	134,283
12,400	General Electric Co.	178,808
1,000	Koninklijke Philips Electronics N.V. NYS	29,840
4,400	McDermott International, Inc.*	95,304
4,600	Textron Inc.	78,062
1,200	Tyco International Ltd.	42,276
		558,573
	Insurance - 1.5%
3,000	Aflac, Inc.	128,010
1,000	The Allstate Corporation	28,730
300	American International Group, Inc.*	10,332
2,900	Berkshire Hathaway Inc. Cl B*	231,101
3,000	China Life Insurance Company, Ltd. - SP-ADR	195,600
10,900	Genworth Financial Inc.*	142,463
1,500	Hartford Financial Services Group, Inc.	33,195
1,400	Lincoln National Corp.	34,006
10,300	MBIA Inc.*	57,783
2,500	MetLife, Inc.	94,400
1,800	Prudential Financial, Inc.	96,588
1,500	Torchmark Corp.	74,265
2,300	The Travelers Companies, Inc.	113,275
		1,239,748
	Internet & Catalog Retail - 1.7%
4,700	Amazon.com, Inc.*	513,522
9,400	Expedia, Inc.	176,532
2,100	Netflix Inc.*	228,165
2,300	Overstock.com, Inc.*	41,561
2,800	Priceline.com Inc.*	494,312
		1,454,092
	Internet Software & Services - 4.4%
13,900	Akamai Technologies, Inc.*	563,923
16,500	Art Technology Group, Inc.*	56,430
23,100	Baidu, Inc. - SP-ADR*	1,572,648
1,000	Digital River, Inc.*	23,910
4,500	eBay Inc.*	88,245
1,400	Google Inc.*	622,930
3,800	IAC/InterActiveCorp*	83,486
3,700	Internet Initiative Japan Inc. - SP-ADR	26,899
1,700	Monster Worldwide, Inc.*	19,805
2,100	NetEase.com Inc. - SP-ADR*	66,591
4,500	SAVVIS, Inc.*	66,375
3,200	SINA Corp.*	112,832
3,600	Sohu.com Inc.*	147,924
1,500	Travelzoo Inc.*	18,570
6,300	ValueClick, Inc.*	67,347
2,600	VeriSign, Inc.*	69,030
9,600	Yahoo! Inc.*	132,768
		3,739,713
	IT Services - 1.9%
800	Accenture PLC	30,920
4,100	Acxiom Corp.*	60,229
1,500	Automatic Data Processing, Inc.	60,390
300	Broadridge Financial Solutions Inc.	5,715
4,700	Cognizant Technology Solutions Corp.*	235,282
900	Computer Sciences Corp.	40,725
700	Fiserv, Inc.*	31,962
1,200	Gartner, Inc.*	27,900
5,800	Infosys Technologies Ltd. - SP-ADR	347,478
400	Mastercard, Inc.	79,812
2,200	Paychex, Inc.	57,134
5,700	Sapient Corp.	57,798
7,400	Satyam Computer Services Ltd. - SP-ADR*	38,036
1,200	Unisys Corp.*	22,188
14,900	VeriFone Systems, Inc.*	282,057
2,900	Visa Inc.	205,175
		1,582,801
	Leisure Equipment & Products - 0.3%
13,500	Eastman Kodak Co.*	58,590
2,600	Hasbro, Inc.	106,860
2,400	Mattel, Inc.	50,784
1,700	Sturm, Ruger & Company, Inc.	24,361
		240,595
	Life Sciences Tools & Services - 0.4%
3,300	Affymetrix, Inc.*	19,470
2,300	Bruker Corp.*	27,968
900	Dionex Corp.*	67,014
700	Illumina, Inc.*	30,471
1,200	Parexel International Corp.*	26,016
1,200	PerkinElmer, Inc.	24,804
4,700	Sequenom Inc.*	27,777
800	Thermo Fisher Scientific, Inc.*	39,240
1,400	Waters Corp.*	90,580
		353,340
	Machinery - 3.6%
2,700	Alamo Group Inc.	58,590
2,200	Briggs & Stratton Corp.	37,444
5,900	Bucyrus International, Inc.	279,955
9,000	Caterpillar Inc.	540,630
1,200	China Yuchai International Ltd.	18,492
3,000	Cummins Inc.	195,390
1,200	Danaher Corp.	44,544
6,500	Deere & Co.	361,920
2,300	Eaton Corp.	150,512
2,800	Gardner Denver Inc.	124,852
2,500	Illinois Tool Works Inc.	103,200
4,900	Ingersoll-Rand PLC	169,001
7,800	Joy Global Inc.	390,702
500	Navistar International Corp.*	24,600
1,200	Oshkosh Corp.*	37,392
1,500	PACCAR Inc.	59,805
2,700	Pall Corp.	92,799
2,500	Parker Hannifin Corp.	138,650
1,000	Pentair, Inc.	32,200
900	Snap-On, Inc.	36,819
5,700	Terex Corp.*	106,818
		3,004,315
	Media - 3.0%
22,100	Belo Corp.*	125,749
13,600	CBS Corp. Cl B Non-Voting	175,848
2,500	Comcast Corp.	43,425
4,100	DIRECTV*	139,072
2,600	Discovery Communications, Inc.*	92,846
1,000	DISH Network Corp.	18,150
12,700	The Walt Disney Co.	400,050
400	DreamWorks Animation SKG, Inc.*	11,420
14,600	Entercom Communications Corp.*	128,772
17,700	Gannett Co., Inc.	238,242
1,500	Grupo Televisa S.A. - SP-ADR	26,115
9,400	IMAX Corp.*	137,240
1,100	Lamar Advertising Co.*	26,972
3,100	Lee Enterprises, Inc.*	7,967
800	Liberty Media Corp. - Capital Series A*	33,528
2,000	Live Nation Entertainment, Inc.*	20,900
4,000	Martha Stewart Living Omnimedia, Inc.*	19,680
19,900	The McClatchy Co.*	72,436
9,900	The New York Times Co.*	85,635
9,500	News Corp. Cl B	131,575
113,000	Sirius XM Radio Inc.*	107,293
2,600	Time Warner Cable Inc.	135,408
2,300	Time Warner Inc.	66,493
6,900	Viacom, Inc. Cl B	216,453
3,900	Virgin Media Inc.	65,091
		2,526,360
	Metals & Mining - 5.3%
600	Agnico-Eagle Mines Ltd.	36,468
3,600	AK Steel Holding Corp.	42,912
3,400	Alcoa Inc.	34,204
1,100	Allegheny Technologies, Inc.	48,609
3,700	Aluminum Corporation of China Ltd. - SP-ADR*	69,042
900	AngloGold Ashanti Ltd. - SP-ADR	38,862
2,500	ArcelorMittal NYS	66,900
4,800	Barrick Gold Corp.	217,968
1,800	BHP Billiton Ltd. - SP-ADR	111,582
18,000	China Precision Steel, Inc.*	25,020
5,400	Cliffs Natural Resources Inc.	254,664
5,000	Coeur d' Alene Mines Corp.*	78,900
10,000	Commercial Metals Co.	132,200
1,400	Companhia Siderurgica Nacional S.A. - SP-ADR	20,566
6,100	Eldorado Gold Corp.	109,556
5,000	Freeport-McMoRan Copper & Gold Inc.	295,650
5,700	Gerdau S.A. - SP-ADR	75,126
6,500	Gold Fields Ltd. - SP-ADR	86,905
1,500	Goldcorp, Inc.	65,775
17,100	Golden Star Resources Ltd.*	74,898
9,000	Harmony Gold Mining Company Ltd. - SP-ADR	95,130
12,000	Hecla Mining Co.*	62,640
3,500	IAMGOLD Corp.	61,880
3,700	Ivanhoe Mines Ltd.*	48,248
9,200	Kinross Gold Corp.	157,228
1,100	Mechel - SP-ADR	19,954
3,400	Newmont Mining Corp.	209,916
39,000	Northgate Minerals Corp.*	117,000
3,000	Nucor Corp.	114,840
3,300	Pan American Silver Corp.	83,424
300	Randgold Resources Ltd.	28,425
1,600	Rio Tinto PLC - SP-ADR	69,760
5,500	RTI International Metals, Inc.*	132,605
3,000	Silver Standard Resources Inc.*	53,550
4,900	Silver Wheaton Corp.*	98,490
6,500	Southern Copper Corp.	172,510
1,400	Steel Dynamics, Inc.	18,466
21,200	Taseko Mines Ltd.*	90,736
2,400	Teck Resources Ltd. Cl B	70,992
3,300	Ternium S.A. - SP-ADR	108,636
15,000	Titanium Metals Corp.*	263,850
4,200	United States Steel Corp.	161,910
9,600	Vale S.A. - SP-ADR	233,760
9,500	Yamana Gold Inc.	97,850
		4,457,607
	Multiline Retail - 1.8%
5,200	99 Cents Only Stores*	76,960
1,600	Big Lots, Inc.*	51,344
8,600	Dillard's, Inc.	184,900
2,850	Dollar Tree, Inc.*	118,646
3,600	Family Dollar Stores, Inc.	135,684
2,000	Kohl's Corp.*	95,000
8,000	Macy's, Inc.	143,200
8,600	Nordstrom, Inc.	276,834
4,600	J. C. Penney Company, Inc.	98,808
18,900	Saks, Inc.*	143,451
600	Sears Holdings Corp.*	38,790
3,900	Target Corp.	191,763
2,300	Tuesday Morning Corp.*	9,177
		1,564,557
	Office Electronics - 0.2%
16,467	Xerox Corp.	132,395

	Oil, Gas & Consumable Fuels - 5.2%
1,300	Anadarko Petroleum Corp.	46,917
1,600	Apache Corp.	134,704
2,400	Arch Coal, Inc.	47,544
2,400	BP- PLC - SP-ADR	69,312
28,300	Brigham Exploration Co.*	435,254
5,000	Cabot Oil & Gas Corp.	156,600
1,800	Canadian Natural Resources Ltd.	59,814
2,700	Cenovus Energy Inc.	69,633
3,250	Chesapeake Energy Corp.	68,088
700	Chevron Corp.	47,502
200	CNOOC Ltd.	34,034
1,700	Concho Resources Inc.*	94,061
2,300	ConocoPhillips	112,907
3,000	Devon Energy Corp.	182,760
10,800	El Paso Corp.	119,988
1,000	Enbridge Inc.	46,600
4,500	EnCana Corp.	136,530
1,500	EOG Resources, Inc.	147,555
925	Exxon Mobil Corp.	52,790
2,200	Forest Oil Corp.*	60,192
800	Hess Corp.	40,272
1,000	Holly Corp.	26,580
25,500	Ivanhoe Energy, Inc.*	47,940
3,200	Kodiak Oil & Gas Corp.*	10,208
1,100	Marathon Oil Corp.	34,199
8,200	Massey Energy Co.	224,270
1,000	Murphy Oil Corp.	49,550
1,600	Newfield Exploration Co.*	78,176
2,300	Noble Energy, Inc.	138,759
1,000	Occidental Petroleum Corp.	77,150
2,700	Patriot Coal Corp.*	31,725
6,400	Peabody Energy Corp.	250,432
600	PetroChina Company Ltd.	65,838
3,200	Petroleo Brasileiro S.A. - SP-ADR	109,824
2,300	Pioneer Natural Resources Co.	136,735
800	Range Resources Corp.	32,120
3,100	SandRidge Energy Inc.*	18,073
1,500	Southwestern Energy Co.*	57,960
2,500	Suncor Energy, Inc.	73,600
2,900	Sunoco, Inc.	100,833
2,000	Tesoro Corp.	23,340
800	Total SA - SP-ADR	35,712
10,100	TransGlobe Energy Corp.*	73,932
800	Valero Energy Corp.	14,384
3,700	Venoco Inc.*	60,939
4,500	Whiting Petroleum Corp.*	352,890
1,500	Clayton Williams Energy, Inc.*	63,180
3,500	The Williams Companies, Inc.	63,980
		4,415,386
	Paper & Forest Products - 0.6%
1,800	P.H. Glatfelter Co.	19,530
7,700	International Paper Co.	174,251
13,100	Louisiana-Pacific Corp.*	87,639
5,900	Weyerhaeuser Co.	207,680
		489,100
	Personal Products - 0.6%
1,900	Avon Products, Inc.	50,350
3,800	Elizabeth Arden, Inc.*	55,176
2,400	Herbalife Ltd.	110,520
3,000	The Estee Lauder Companies Inc.	167,190
3,000	Medifast, Inc.*	77,730
2,000	Nutri System, Inc.	45,880
		506,846
	Pharmaceuticals - 2.3%
1,400	Abbott Laboratories	65,492
300	Allergan, Inc.	17,478
1,200	Bristol-Myers Squibb Co.	29,928
5,200	Dr. Reddy's Laboratories Ltd. - SP-ADR	160,420
3,000	Elan Corporation PLC - SP-ADR*	13,500
600	Forest Laboratories, Inc.*	16,458
2,700	Generex Biotechnology Corp.*	904
1,700	GlaxoSmithKline-PLC - SP-ADR	57,817
10,900	Jazz Pharmaceuticals, Inc.*	85,347
3,000	Johnson & Johnson	177,180
2,600	Eli Lilly and Co.	87,100
2,400	Medicis Pharmaceutical Corp.	52,512
4,100	Merck & Co., Inc.	143,377
6,900	Mylan, Inc.*	117,576
1,700	Novo Nordisk A/S - SP-ADR	137,734
2,800	Perrigo Co.	165,396
6,000	Pfizer Inc.	85,560
11,000	Questcor Pharmaceuticals, Inc.*	112,310
1,600	Salix Pharmaceuticals, Ltd.*	62,448
1,800	Teva Pharmaceutical Industries Ltd.	93,582
1,000	Valeant Pharmaceuticals International*	52,290
7,900	ViroPharma Inc.*	88,559
3,200	VIVUS Inc.*	30,720
2,100	Watson Pharmaceuticals, Inc.*	85,197
		1,938,885
	Professional Services - 0.2%
1,600	Manpower Inc.	69,088
13,500	On Assignment, Inc.*	67,905
		136,993
	Real Estate Management & Development - 0.0%
1,600	The St. Joe Company*	37,056

	Road & Rail - 1.4%
1,000	Arkansas Best Corp.	20,750
5,200	Avis Budget Group, Inc.*	51,064
5,300	CSX Corp.	263,039
3,000	Dollar Thrifty Automotive Group, Inc.*	127,830
8,000	Hertz Global Holdings, Inc.*	75,680
1,000	J. B. Hunt Transportation Services, Inc.	32,670
2,700	Kansas City Southern*	98,145
4,500	Norfolk Southern Corp.	238,725
2,600	Ryder Systems, Inc.	104,598
2,800	Union Pacific Corp.	194,628
60,000	YRC Worldwide, Inc.*	9,000
		1,216,129
	Semiconductors & Semiconductor Equipment - 4.7%
17,700	Advanced Micro Devices, Inc.*	129,564
5,400	Altera Corp.	133,974
2,500	Analog Devices, Inc.	69,650
10,800	Applied Materials, Inc.	129,816
5,300	Applied Micro Circuits Corp.*	55,544
5,100	ASML Holding N.V. NYS	140,097
1,000	Atheros Communications*	27,540
10,500	Atmel Corp.*	50,400
5,800	Broadcom Corp.	191,226
11,600	Cirrus Logic, Inc.*	183,396
21,900	Conexant Systems, Inc.*	49,056
2,500	Cree, Inc.*	150,075
4,800	Cypress Semiconductor Corp.*	48,192
6,200	Entegris Inc.*	24,614
3,500	Integrated Device Technology, Inc.*	17,325
9,000	Intel Corp.	175,050
4,800	KLA-Tencor Corp.	133,824
12,100	Kulicke and Soffa Industries, Inc.*	84,942
2,500	Lam Research Corp.*	95,150
28,900	Lattice Semiconductor Corp.*	125,426
10,500	LSI Corp.*	48,300
13,500	LTX-Credence Corp.*	38,205
5,000	Marvell Technology Group Ltd.*	78,800
9,000	Mattson Technology, Inc.*	34,110
2,400	MEMC Electronic Materials, Inc.*	23,712
1,800	Micrel, Inc.	18,324
2,700	Microchip Technology Inc.	74,898
14,000	Micron Technology, Inc.*	118,860
11,400	Mindspeed Technologies Inc.*	85,386
1,200	Netlogic Microsystems Inc.*	32,640
4,700	Novellus Systems, Inc.*	119,192
7,200	NVIDIA Corp.*	73,512
1,200	OmniVision Technologies, Inc.*	25,728
16,500	ON Semiconductor Corp.*	105,270
8,500	PMC-Sierra, Inc.*	63,920
900	Rambus Inc.*	15,768
12,400	RF Micro Devices, Inc.*	48,484
11,400	Skyworks Solutions, Inc.*	191,406
2,500	Standard Microsystems Corp.*	58,200
16,000	Teradyne, Inc.*	156,000
5,700	Texas Instruments Inc.	132,696
19,600	TriQuint Semiconductor, Inc.*	119,756
5,300	Veeco Instruments Inc.*	181,684
5,400	Xilinx, Inc.	136,404
		3,996,116
	Software - 3.6%
1,800	Adobe Systems Inc.*	47,574
1,900	Advent Software, Inc.*	89,224
15,200	Ariba Inc.*	242,136
1,700	AsiaInfo Holdings, Inc.*	37,162
4,900	Autodesk, Inc.*	119,364
1,300	BMC Software, Inc.*	45,019
2,900	Check Point Software Technologies Ltd.*	85,492
5,400	Citrix Systems, Inc.*	228,042
4,500	Compuware Corp.*	35,910
2,200	Fair Isaac Corp.	47,938
1,000	Jack Henry & Associates, Inc.	23,880
2,500	Informatica Corp.*	59,700
2,700	Intuit Inc.*	93,879
2,584	JDA Software Group, Inc.*	56,796
6,300	Lawson Software, Inc.*	45,990
2,300	McAfee Inc.*	70,656
1,000	MICROS Systems, Inc.*	31,870
6,500	Microsoft Corp.	149,565
10,800	Oracle Corp.	231,768
6,000	Parametric Technology Corp.*	94,020
2,400	Quest Software, Inc.*	43,296
3,000	Red Hat, Inc.*	86,820
1,200	Rosetta Stone, Inc.*	27,552
3,400	Salesforce.com, Inc.*	291,788
2,400	SAP AG - SP-ADR	106,320
1,300	Solarwinds, Inc.*	20,852
2,000	SonicWALL, Inc.*	23,500
1,800	Symantec Corp.*	24,984
9,800	TIBCO Software Inc.*	118,188
6,000	VMware Inc.*	375,540
18,500	Wave Systems Corp.*	59,940
3,000	Websense, Inc.*	56,700
		3,071,465
	Solar - 0.4%
9,000	Evergreen Solar, Inc.*	6,138
1,000	First Solar, Inc.*	113,830
11,500	JA Solar Holdings Co., Ltd. - SP-ADR*	53,475
3,500	LDK Solar Co. Ltd. - SP-ADR*	18,095
5,000	Suntech Power Holdings Co., Ltd. - SP-ADR*	45,850
3,400	Trina Solar Ltd.*	58,752
7,500	Yingli Green Energy Holding Company Ltd. - SP-ADR*	76,350
		372,490
	Specialty Retail - 5.7%
2,000	Abercrombie & Fitch Co.	61,380
6,200	Aeropostale, Inc.*	177,568
2,000	American Eagle Outfitters, Inc.	23,500
10,200	AnnTaylor Stores Corp.*	165,954
3,800	AutoNation, Inc.*	74,100
900	AutoZone, Inc.*	173,898
3,000	bebe stores, inc.	19,200
4,300	Bed Bath & Beyond Inc.*	159,444
10,400	Best Buy Co., Inc.	352,144
34,000	Blockbuster Inc.*	8,095
36,000	Borders Group, Inc.*	47,880
1,000	The Buckle, Inc.	32,420
6,400	CarMax, Inc.*	127,360
8,400	Chico's FAS, Inc.	82,992
1,700	The Children's Place Retail Stores, Inc.*	74,834
2,400	Coldwater Creek Inc.*	8,064
2,600	Cost Plus, Inc.*	9,282
4,800	Dick's Sporting Goods, Inc.*	119,472
3,100	The Dress Barn, Inc.*	73,811
1,500	Express, Inc.*	24,555
1,900	The Finish Line, Inc.	26,467
1,800	Foot Locker, Inc.	22,716
600	GameStop Corp.*	11,274
3,400	The Gap, Inc.	66,164
2,400	Guess?, Inc.	74,976
1,400	The Gymboree Corp.*	59,794
7,600	The Home Depot, Inc.	213,332
3,000	J. Crew Group, Inc.*	110,430
800	Jo-Ann Stores, Inc.*	30,008
600	Jos. A. Bank Clothiers, Inc.*	32,394
11,500	Limited Brands, Inc.	253,805
6,900	Lowe's Companies, Inc.	140,898
44,000	Office Depot, Inc.*	177,760
27,800	OfficeMax Inc.*	363,068
700	O'Reilly Automotive, Inc.*	33,292
4,000	Pacific Sunwear of California, Inc.*	12,800
4,100	The Pep Boys-Manny Moe & Jack	36,326
3,700	PetSmart, Inc.	111,629
40,000	Pier 1 Imports, Inc.*	256,400
1,200	RadioShack Corp.	23,412
2,600	Ross Stores, Inc.	138,554
2,100	The Sherwin-Williams Co.	145,299
1,900	Staples, Inc.	36,195
4,500	Stein Mart, Inc.*	28,035
7,000	Talbots, Inc.*	72,170
2,400	Tiffany & Co.	90,984
2,800	The TJX Companies, Inc.	117,460
7,200	Ulta Salon, Cosmetics & Fragrance, Inc.*	170,352
4,100	Urban Outfitters, Inc.*	140,999
1,200	Williams-Sonoma, Inc.	29,784
		4,842,730
	Telecommunication Services - Diversified - 0.8%
1,400	AT&T Inc.	33,866
1,200	BT Group PLC - SP-ADR	23,052
3,000	China Unicom (Hong Kong) Ltd. - SP-ADR	39,900
2,100	City Telecom (H. K.) Ltd. - SP-ADR	23,814
16,500	Qwest Communications International Inc.	86,625
9,100	tw telecom inc.*	151,788
3,700	Verizon Communications Inc.	103,674
14,200	VimpelCom Ltd.*	229,756
		692,475
	Telecommunication Services - Wireless - 0.8%
2,300	American Tower Corp.*	102,350
2,500	China Mobile Ltd. - SP-ADR	123,525
3,500	Clearwire Corp.*	25,480
1,500	Leap Wireless International, Inc.*	19,470
3,800	MetroPCS Communications, Inc.*	31,122
500	Millicom International Cellular S.A.	40,535
6,500	Mobile TeleSystems - SP-ADR	124,540
26,500	Sprint Nextel Corp.*	112,360
1,900	Turkcell Iletisim Hizmetleri AS - SP-ADR	24,662
1,000	Vivo Participacoes S.A. - SP-ADR	25,920
1,200	Vodafone Group PLC - SP-ADR	24,804
		654,768
	Textiles, Apparel & Luxury Goods - 2.2%
3,700	Coach, Inc.	135,235
2,400	Kenneth Cole Productions, Inc.*	26,424
29,900	Crocs, Inc.*	316,342
1,200	Deckers Outdoor Corp.*	171,444
5,000	Gildan Activewear Inc.*	143,250
600	Hanesbrands, Inc.*	14,436
21,500	Joe's Jeans, Inc.*	42,570
2,200	Jones Apparel Group, Inc.	34,870
17,500	Liz Claiborne, Inc.*	73,850
1,300	Lululemon Athletica Inc.*	48,386
1,200	Steven Madden, Ltd.*	37,824
1,500	Maidenform Brands, Inc.*	30,540
1,500	NIKE, Inc. Cl B	101,325
3,600	Phillips-Van Heusen Corp.	166,572
2,000	Polo Ralph Lauren Corp.	145,920
800	Skechers U.S.A., Inc.*	29,216
5,500	The Timberland Co.*	88,825
1,500	True Religion Apparel, Inc.*	33,105
3,500	Under Armour, Inc.*	115,955
1,100	VF Corp.	78,298
		1,834,387
	Tobacco - 0.0%
1,500	Altria Group Inc.	30,060

	Trading Companies & Distributors - 0.3%
3,000	Fastenal Co.	150,570
700	W. W. Grainger, Inc.	69,615
1,000	WESCO International, Inc.*	33,670
		253,855
	Total common stocks
	(cost $81,178,550)	81,324,348
PREFERRED STOCKS - 0.0%(a)
	Beverages - 0.0%
300	Companhia de Bebidas das Americas Preferred - SP-ADR	30,303

	Total preferred stocks
	(cost $30,992)	30,303
WARRANTS - 0.0%(a)
70	Krispy Kreme Doughnuts, Inc.*, Expiration Date - 03/02/12, Exercise Price - $12.21	4
	Total warrants
	(cost $0)	4
	Total investments - 96.3%
	(cost $81,209,542)	81,354,655
	Cash and receivables, less liabilities - 3.7%(a)	3,146,195
	TOTAL NET ASSETS - 100.0%	$84,500,850

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.
N.V. -	Netherlands Antilles Limited Liability Corp.
NYS -	New York Registered Shares
SP-ADR -	Sponsored American Depositary Receipts

As of June 30, 2010, the cost of investments for federal income tax purposes was $81,209,542 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$6,552,486
Aggregate gross unrealized depreciation	$(6,407,373)
Net unrealized appreciation	$145,113	+

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the Fund’s most recent semi-annual or annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2010, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$81,324,348
Preferred Stocks	30,303
Warrants	4
Total Level 1	81,354,655
Level 2 –	—
Level 3 –	—
Total	$81,354,655

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b)or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Reynolds Funds, Inc.

By (Signature and Title)      /s/Frederick L. Reynolds
Frederick L. Reynolds, President
Date   August 10, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Frederick L. Reynolds
Frederick L. Reynolds, President
Date   August 10, 2010

By (Signature and Title)      /s/Frederick L. Reynolds
Frederick L. Reynolds, Treasurer
Date   August 10, 2010